Revenue and Operating Expenses (Details) - Schedule of Operating Expenses by Nature - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Promotions for the sales force [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	$ 2,343,532	$ 1,743,961	$ 503,291
Cost of personnel services and other employee benefits [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	1,663,196	1,502,030	621,519
Distribution costs [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	593,174	473,516	463,762
Sales catalog [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	399,503	445,753	417,522
Depreciation and amortization [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	375,134	287,702	82,122
Commissions and professional fees [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	323,079	217,384	69,954
Impairment loss on trade accounts receivables [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	304,501	269,595	198,495
Events, marketing and advertising [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	298,905	199,771	109,822
Packing materials [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	145,076	161,095	201,006
Travel expenses [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	51,565	33,223	11,258
Market research [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	21,087	12,031	9,550
Bank fees [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	19,541	25,853	34,335
Rent expense [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	15,295	30,987	52,660
Other [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	408,898	475,287	192,514
Total Operating expenses [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	$ 6,962,486	$ 5,878,188	$ 2,967,810